UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

811-22340
 (Investment Company Act file number)

DBLAINE INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

806 HARVEST TRAIL
BUFFALO, MN 55313
(Address of Principal Executive Offices)(Zip Code)

888-202-1338
Registrant’s Telephone Number, including Area Code:

DAVID B. WELLIVER
806 HARVEST TRAIL
BUFFALO, MN 55313
(Name and Address of Agent for Service)

With copy to:

David D. Jones
Drake Compliance, LLC
395 Sawdust Road, # 2137
The Woodlands, TX 77380
866-862-1719

December 31st
(Date of fiscal year end)

July 1, 2010 to June 30, 2011
(Date of reporting period)

Item 1.  Proxy Voting Record.

DBlaine Discliplined Fund

NONE

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dblaine Investment Trust
(Registrant)

/s/ David B. Welliver
By (Signature and Title)
Name:  David B. Welliver
Title:     Trustee, President and Treasurer

August 31, 2011
Date